PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Retirement
Conservative Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 8.1%
282,266  Schwab U.S. TIPS
ETF
$ 7,590,132
3.1
160,492  Vanguard Short-Term
Bond ETF
12,563,314
5.0
Total Exchange-Traded
Funds
(Cost $20,084,169)
20,153,446
8.1
MUTUAL FUNDS: 91.9%
Affiliated Investment Companies: 91.9%
1,449,369  Voya High Yield Bond
Fund - Class R6
9,971,661
4.0
607,173  Voya International
Index Portfolio - Class I
7,292,150
2.9
440,266  Voya Russell
TM
Mid
Cap Index Portfolio
- Class I
4,878,146
2.0
3,752,172  Voya Short Duration
Bond Fund - Class R6
35,157,854
14.1
13,565,583  Voya U.S. Bond Index
Portfolio - Class I
123,311,145
49.4
2,506,449  Voya U.S. Stock Index
Portfolio - Class I
48,600,040
19.5
Total Mutual Funds
(Cost $209,733,600)
229,210,996
91.9
Total Long-Term
Investments
(Cost $229,817,769)
249,364,442
100.0
Total Investments in
Securities
(Cost $229,817,769) $ 249,364,442 100.0
Liabilities in Excess
of Other Assets (10,730) 0.0
Net Assets $ 249,353,712 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Retirement
Conservative Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 20,153,446 $ — $ — $ 20,153,446
Mutual Funds 229,210,996 — — 229,210,996
Total Investments, at fair value $ 249,364,442 $ — $ — $ 249,364,442
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 10,373,172 $ 212,734 $ (545,482) $ (68,763) $ 9,971,661 $ 166,855 $ 11,841 $ —
Voya International Index Portfolio
- Class I
7,618,091 34,420 (818,987) 458,626 7,292,150 — 153,229 —
Voya Russell
TM
Mid Cap Index
Portfolio - Class I
5,022,604 260,184 (209,898) (194,744) 4,878,146 — 21,144 —
Voya Short Duration Bond Fund -
Class R6
36,418,699 878,033 (2,444,777) 305,899 35,157,854 411,127 (156,121) —
Voya U.S. Bond Index Portfolio -
Class I
126,348,884 1,789,353 (7,951,609) 3,124,517 123,311,145 1,192,824 (1,071,882) —
Voya U.S. Stock Index Portfolio -
Class I
50,448,688 2,586,172 (2,249,286) (2,185,534) 48,600,040 — 61,103 —
$ 236,230,138 $ 5,760,896 $ (14,220,039) $ 1,440,001 $ 229,210,996 $ 1,770,806 $ (980,686) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 29,422,861
Gross Unrealized Depreciation (9,876,188)
Net Unrealized Appreciation $ 19,546,673